Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16: SUBSEQUENT EVENTS

On October 17, 2018, the Company effectuated a l-for-30 reverse stock split of its outstanding common stock, which was approved by the Company’s board of directors on October 17, 2018. The reverse stock split resulted in an adjustment to the preferred stock conversion prices to reflect a proportional decrease in the number of shares of common stock to be issued upon conversion. The accompanying financial statements and notes to the financial statements give retroactive effect to the reverse stock split for all periods presented. The shares of common stock retained a par value of $0.01 per share. Accordingly, the stockholders’ deficit reflects the reverse stock split by reclassifying from “common stock” to “additional paid-in capital” in an amount equal to the par value of the decreased shares resulting from the reverse stock split.

NOTE 16: SUBSEQUENT EVENTS

On January 16, 2018, we entered into the Third Amendment to the Loan and Security Agreement with Slipstream Communications, LLC which extended the period through which the Company could draw on the Revolver established by the Loan and Security Agreement. In conjunction with this Amendment, we entered into a $1.0 million secured revolving promissory note pursuant to the August 17, 2016 Loan and Security Agreement with Slipstream Communications, LLC, a related party, addressed below (see Note 10), wherein we borrowed $1.0 million with interest thereon at 8% per annum, maturing on January 16, 2019. In connection with the loan, we issued the lender a five-year warrant to purchase up to 61,729 shares of common stock at a per-share price of $8.10 (subject to adjustment), all pursuant to a securities purchase agreement. In connection with the secured revolving promissory note, we did not incur any fees.

On August 10, 2017, we announced the planned closure of our office facilities located at 22 Audrey Place, Fairfield, New Jersey 07004 which housed our previous operations center and ceased use of the facilities in February 2018. In ceasing use of these facilities, we will incur a one-time non-cash charge of $0.6 million in the first quarter of 2018 to accrue for the remaining rent under the lease term, net of anticipated subtenant rental income.

On October 17, 2018, the Company effectuated a l-for-30 reverse stock split of its outstanding common stock, which was approved by the Company’s board of directors on October 17, 2018. The reverse stock split resulted in an adjustment to the preferred stock conversion prices to reflect a proportional decrease in the number of shares of common stock to be issued upon conversion. The accompanying financial statements and notes to the financial statements give retroactive effect to the reverse stock split for all periods presented. The shares of common stock retained a par value of $0.01 per share. Accordingly, the stockholders’ deficit reflects the reverse stock split by reclassifying from “common stock” to “additional paid-in capital” in an amount equal to the par value of the decreased shares resulting from the reverse stock split.